Allowance for Credit Losses (Impaired Loans) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Feb. 18, 2022 USD ($) loan	Dec. 31, 2020 USD ($)
Interest Recognized
Total troubled debt restructuring	$ 3,253,000		$ 5,821,000
Period of charge off for past due unsecured commercial loans	90 days
Subsequent Event
Interest Recognized
Amount of loans with some degree of payment deferral		$ 123,194,000
Paycheck protection program loans (COVID-19 program)
Interest Recognized
Period of time PPP loans cover payroll and certain other costs	168 days
Interest rate on receivable	1.00%
Paycheck protection program loans (COVID-19 program) | Subsequent Event
Interest Recognized
Number of loans | loan		968
Amount of loans outstanding		$ 71,149,000
Paycheck protection program loans (COVID-19 program) | Loans made prior to June 5, 2020
Interest Recognized
Term of receivable (in years)	2 years
Paycheck protection program loans (COVID-19 program) | Loans made after June 5, 2020
Interest Recognized
Term of receivable (in years)	5 years
Domestic | Residential: first lien
Interest Recognized
Total troubled debt restructuring	$ 2,254,000		4,078,000
Domestic | Residential Junior Lien
Interest Recognized
Total troubled debt restructuring	105,000		521,000
Consumer | Domestic
Interest Recognized
Total troubled debt restructuring	878,000		989,000
Foreign. | Foreign
Interest Recognized
Total troubled debt restructuring	$ 16,000		$ 233,000